Other Non-Current Assets	12 Months Ended
Dec. 31, 2025
Other Non-Current Assets [Abstract]
OTHER NON-CURRENT ASSETS	Note 11 - OTHER NON-CURRENT ASSETS Other non-current assets consist of the following:
	December 31, 2025	December 31, 2024

Deposits for operating lease	$-	$59,037